Goodwill (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 36,504	$ 0
Goodwill, Impairment Loss	(7,005)
Balance	49,977	36,504	$ 0
Boca International Limited [Member]
Goodwill, Acquired During Period		$ 36,504
Goodwill, Impairment Loss	(5,618)
Century Skyway Limited [Member]
Goodwill, Acquired During Period	20,230
Goodwill, Impairment Loss	(1,387)
Giant Connection Limited [Member]
Goodwill, Acquired During Period	$ 248